Note 6 (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments Reporting [Abstract]
Total Group assets by operating segments [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2021, 2020 and 2019, is as follows:

Total Group assets by operating segments (Millions of Euros)
	2021	2020 (*)	2019 (*)
Spain	413,477	408,030	367,678
Mexico	118,106	110,236	109,087
Turkey	56,245	59,585	64,416
South America	56,124	55,436	54,996
Rest of Business	40,314	35,172	32,891
Subtotal assets by operating segments	684,266	668,460	629,068
Corporate Center and adjustments	(21,381)	65,336	66,403
Total assets BBVA Group	662,885	733,797	695,471
(*) The figures corresponding to 2020 and 2019 have been restated.

Main margins and profit by operating segments [Table Text Block]	The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2021, 2020 and 2019:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center
2021
Net interest income	14,686	3,502	5,836	2,370	2,859	281	(163)
Gross income	21,066	5,925	7,603	3,422	3,162	741	212
Operating income	11,536	2,895	4,944	2,414	1,661	291	(668)
Operating profit (loss) before tax	7,247	2,122	3,528	1,953	961	314	(1,632)
Profit (loss) after tax from discontinued operations	280	—	—	—	—	—	280
Net attributable profit (loss)	4,653	1,581	2,568	740	491	254	(980)
2020 (*)
Net interest income	14,592	3,566	5,415	2,783	2,701	291	(164)
Gross income	20,166	5,567	7,025	3,573	3,225	839	(63)
Operating income	11,079	2,528	4,680	2,544	1,853	372	(898)
Operating profit (loss) before tax	5,248	823	2,475	1,522	896	280	(748)
Profit (loss) after tax from discontinued operations	(1,729)	—	—	—	—	—	(1,729)
Net attributable profit (loss)	1,305	652	1,761	563	446	222	(2,339)
2019 (*)
Net interest income	15,789	3,585	6,209	2,814	3,196	236	(252)
Gross income	21,522	5,674	8,034	3,590	3,850	728	(353)
Operating income	11,368	2,420	5,383	2,375	2,276	249	(1,336)
Operating profit (loss) before tax	7,046	1,896	3,690	1,341	1,396	222	(1,499)
Profit (loss) after tax from discontinued operations	(758)	—	—	—	—	—	(758)
Net attributable profit (loss)	3,512	1,436	2,698	506	721	184	(2,032)
(*) The figures of the Operating Segments corresponding to 2020 and 2019 have been restated.